SHARE CAPITAL (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended
	Apr. 14, 2020	Feb. 14, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 22, 2016	Sep. 19, 2014
Authorized share capital			2,100,000
Common shares, participating, voting rights			voting right of 1 vote per share
Common shares, non-participating, voting rights			voting right of 1,000 votes per share
Common shares authorized	1,100,000
Increased in common shares authorized	2,100,000
Proceeds from common stock issued	$ 100
Conversion of promissory notes into common shares, face value			$ 262,500	$ 54,203
Share purchase warrants outstanding			0		0
Conversion of promissory notes into common shares			111,136,865	690,210,266
Allocated amount of share capital in connection with promissory note conversions			$ 1,576,791	$ 878,535
Stock options granted		5,750,000
Expiry Date			Feb. 14, 2027
Obligation to pay creditor signing amount							$ 2,500
Exercise Price		$ 0.006	$ 0.006
Escrow shares issued							1,500
Obligation to pay creditor further payment DWAC						$ 5,374	$ 7,334
Obligation to pay creditor further aggregate payment DWAC						$ 4,000	$ 6,687
Escrow shares issued held in treasury stock			1,500		1,500